CONSOLIDATED AND COMBINED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash Flows from Operating Activities
Net (loss) income	$ (57,000,000)	$ 106,000,000	$ 74,000,000
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Impairment charges	88,000,000	0	8,000,000
Depreciation and amortization	160,000,000	171,000,000	181,000,000
Provision for doubtful accounts receivable	3,000,000	6,000,000	3,000,000
Share-based compensation	13,000,000	8,000,000	6,000,000
Deferred income taxes	(15,000,000)	(18,000,000)	(38,000,000)
Changes in uncertain tax positions	0	0	7,000,000
Gain on sale of investments and other assets - net	(10,000,000)	0	0
Other	5,000,000	(2,000,000)	(1,000,000)
Changes in operating assets and liabilities - net of acquisitions:
Accounts receivable- net	(7,000,000)	(52,000,000)	(2,000,000)
Inventories	5,000,000	29,000,000	24,000,000
Prepaid expenses and other current assets	(1,000,000)	(7,000,000)	21,000,000
Accounts payable	103,000,000	13,000,000	2,000,000
Income taxes payable and receivable	(7,000,000)	1,000,000	11,000,000
Accrued liabilities and other	(75,000,000)	(24,000,000)	(21,000,000)
Net cash provided by operating activities	205,000,000	231,000,000	275,000,000
Cash Flows from Investing Activities
Capital expenditures	(60,000,000)	(48,000,000)	(42,000,000)
Acquisition of businesses, net of cash acquired	(236,000,000)	(8,000,000)	(111,000,000)
Net proceeds from sales/purchase of investments and other assets	18,000,000	6,000,000	8,000,000
Other investing activities	0	1,000,000	23,000,000
Net cash used in investing activities	(278,000,000)	(49,000,000)	(122,000,000)
Cash Flows from Financing Activities
Proceeds from issuance of long-term debt	65,000,000	816,000,000	0
Payments of current maturities and long-term debt	(118,000,000)	(17,000,000)	(72,000,000)
Net proceeds from credit facility borrowings	75,000,000	0	0
Debt issuance costs	(1,000,000)	(20,000,000)	0
Proceeds from issuance of common stock	18,000,000	0	0
Dividends paid	(34,000,000)	(8,000,000)	0
Payments from (to) RRD-net	3,000,000	(13,000,000)	0
Other financing activities	(2,000,000)	0	0
Net transfers to Parent and affiliates	0	(945,000,000)	(100,000,000)
Net cash provided by (used in) financing activities	6,000,000	(187,000,000)	(172,000,000)
Effect of exchange rate on cash and cash equivalents	5,000,000	(3,000,000)	(12,000,000)
Net decrease in cash and cash equivalents	(62,000,000)	(8,000,000)	(31,000,000)
Cash, cash equivalents and restricted cash at beginning of year	97,000,000	105,000,000	136,000,000
Cash, cash equivalents and restricted cash at end of period	35,000,000	97,000,000	105,000,000
Supplemental Non-Cash Disclosure:
Assumption of warehousing equipment related to customer contract	0	9,000,000	0
Fairrington
Supplemental Non-Cash Disclosure:
Issuance of shares of LSC Communications, Inc. common stock for acquisition of a business	20,000,000	0	0
R.R. Donnelley & Sons | Courier Corporation
Supplemental Non-Cash Disclosure:
Issuance of shares of LSC Communications, Inc. common stock for acquisition of a business	$ 0	$ 0	$ 154,000,000